Segment reporting	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Segment reporting
1.
Segment reporting

Reportable segments

The Group operated three reportable segments during FY2026, which are aligned with the commodities that are extracted and marketed and reflect the structure used by the Group’s management to assess the performance of the Group.

Reportable segment	Principal activities
Copper	Mining of copper, uranium, gold, zinc, molybdenum and silver
Iron Ore	Mining of iron ore
Coal	Mining of steelmaking coal and energy coal

Group and unallocated items includes functions, other unallocated operations including Potash, Western Australia Nickel (comprising the Nickel West operations and the West Musgrave project), legacy assets, the Antamina silver streaming activities and consolidation adjustments. Revenue not attributable to reportable segments comprises the sale of freight and fuel to third parties, as well as revenues from unallocated operations. Exploration and technology activities are recognised within relevant segments.

Year ended 30 June 2026 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	29,031	23,883	5,590	256	58,760
Underlying EBITDA	18,187	14,529	832	(601)	32,947
Depreciation and amortisation	(2,500)	(2,186)	(754)	(761)	(6,201)
Impairment losses[1]	(26)	(29)	(20)	(31)	(106)
Underlying EBIT	15,661	12,314	58	(1,393)	26,640
Exceptional items[2]	–	(365)	–	(2,406)	(2,771)
Net finance costs					(1,455)
Profit before taxation					22,414
Capital expenditure (cash basis)	4,556	3,048	415	1,830	9,849
Profit/(loss) from equity accounted investments, related impairments and expenses	894	(320)	–	–	574
Investments accounted for using the equity method	4,414	–	–	–	4,414
Total assets	50,499	28,276	10,180	32,432	121,387
Total liabilities	7,030	11,157	4,076	42,803	65,066

Year ended 30 June 2025 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	22,530	22,919	5,046	767	51,262
Underlying EBITDA	12,326	14,396	573	(1,317)	25,978
Depreciation and amortisation	(2,351)	(2,098)	(602)	(489)	(5,540)
Impairment losses[1]	(19)	(151)	(4)	(24)	(198)
Underlying EBIT	9,956	12,147	(33)	(1,830)	20,240
Exceptional items[2]	–	(321)	–	(455)	(776)
Net finance costs					(1,111)
Profit before taxation					18,353
Capital expenditure (cash basis)	4,392	2,617	525	1,864	9,398
Profit/(loss) from equity accounted investments, related impairments and expenses	464	(245)	–	(66)	153
Investments accounted for using the equity method	4,084	–	–	23	4,107
Total assets	46,694	26,320	10,067	25,709	108,790
Total liabilities	5,810	11,068	3,710	35,984	56,572

Year ended 30 June 2024 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	18,566	27,952	7,666	1,474	55,658
Underlying EBITDA	8,564	18,913	2,290	(751)	29,016
Depreciation and amortisation	(2,023)	(2,027)	(611)	(634)	(5,295)
Impairment losses[1]	(17)	(61)	(2)	(10)	(90)
Underlying EBIT	6,524	16,825	1,677	(1,395)	23,631
Exceptional items[2]	–	(3,066)	880	(3,908)	(6,094)
Net finance costs					(1,489)
Profit before taxation					16,048
Capital expenditure (cash basis)	3,711	2,033	646	2,426	8,816
Profit/(loss) from equity accounted investments, related impairments and expenses	377	(3,032)	–	(1)	(2,656)
Investments accounted for using the equity method	1,573	–	–	89	1,662
Total assets	42,145	25,569	9,528	25,120	102,362
Total liabilities	5,777	11,757	3,056	32,652	53,242

1.
Impairment losses exclude impairment related exceptional items US$2,300 million (2025: exceptional impairment reversal of US$90 million; 2024: exceptional impairment of US$3,800 million).
2.
Exceptional items reported in Group and unallocated include proceeds from insurance settlements of US$64 million (2025: US$ nil; 2024: US$ nil) and costs of US$170 million (2025: US$135 million; 2024: US$105 million) in relation to Samarco dam failure. Refer to note 3 'Exceptional items' for further information.

Geographical information

	Revenue by location of customer
	2026	2025	2024
	US$M	US$M	US$M
Australia	2,855	2,545	2,393
Europe	2,183	1,121	1,702
China	34,206	32,083	34,752
Japan	5,810	4,177	4,557
India	3,660	2,661	3,371
South Korea	3,218	2,664	3,069
Rest of Asia	3,632	3,331	3,749
North America	2,707	2,251	1,601
South America	489	429	464
	58,760	51,262	55,658

	Non-current assets by location of assets
	2026	2025	2024
	US$M	US$M	US$M
Australia	52,854	50,619	48,991
North America	9,498	9,459	6,979
South America	25,848	23,940	19,927
Rest of world	1,092	742	831
Unallocated assets[1]	1,062	1,200	1,296
	90,354	85,960	78,024

1.
Unallocated assets comprise non-current tax assets, deferred tax assets and other financial assets.

Underlying EBITDA

Underlying EBITDA is earnings before net finance costs, depreciation, amortisation and impairments, taxation expense, Discontinued operations and any exceptional items. Underlying EBITDA includes BHP's share of profit/(loss) from investments accounted for using the equity method including net finance costs, depreciation, amortisation and impairments and taxation expense/(benefit).

Exceptional items are excluded from Underlying EBITDA in order to enhance the comparability of such measures from period-to-period and provide investors with further clarity in order to assess the performance of the Group’s operations. Management monitors exceptional items separately. Refer to note 3 'Exceptional items' for additional detail.

Segment assets and liabilities

Total segment assets and liabilities of reportable segments represents operating assets and operating liabilities, including the carrying amount of equity accounted investments and predominantly excludes cash balances, loans to associates, interest bearing liabilities as well as current, non-current and deferred tax balances. The carrying value of investments accounted for using the equity method represents the balance of the Group’s investment in equity accounted investments, with no adjustment for any cash balances, interest bearing liabilities or deferred tax balances of the equity accounted investment.